Exhibit 99.25

QM ATR Data
Run Date - 08/20/2024 3:28:23 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
XXXX	OBX2024J1271	XXXX	Safe Harbor QM (APOR)	No	XXXX	No	No	$0.00	05/13/2024	6.957%	Employed	Employed	US Citizen		US Citizen		No